Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption

As of June 30, 2024 and December 31, 2023, the amount of Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(1,003,390)
Proceeds allocated to public rights	(1,293,815)
Allocation of offering costs related to redeemable shares	(3,623,315)
Plus
Accretion of carrying value to redemption value	7,418,245
Class A ordinary shares subject to possible redemption as of December 31, 2023	$58,997,725
Plus
Accretion of carrying value to redemption value	3,922,138
Class A ordinary shares subject to possible redemption as of June 30, 2024	$62,919,863
As of December 31, 2023, the amount of Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$57,500,000
Less:
Proceeds allocated to public warrants	(1,003,390)
Proceeds allocated to public rights	(1,293,815)
Allocation of offering costs related to redeemable shares	(3,623,315)
Plus
Accretion of carrying value to redemption value	7,418,245
Class A ordinary shares subject to possible redemption	$58,997,725

Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations

The net income (loss) per share presented in the unaudited condensed consolidated statements of operations is based on the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
Net (loss) income	$(191,805)	$557,084	$(48,301)	$539,100
Accretion of redeemable ordinary shares to redemption value	(1,368,781)	(2,298,800)	(3,922,138)	(2,388,602)
Net loss including accretion of redeemable ordinary shares to redemption value	$(1,560,586)	$(1,741,716)	$(3,970,439)	$(1,849,502)
	For the Three Months Ended June 30, 2024		For the Three Months Ended June 30, 2023
	Redeemable Class A Shares	Non-Redeemable Class A and Class B Shares	Redeemable Class A Shares	Non-Redeemable Class A and Class B Shares
Basic and diluted net income (loss) per ordinary shares
Numerator:
Allocation of net loss	(1,191,585)	(369,001)	(1,329,885)	(411,831)
Accretion of redeemable ordinary shares to redemption value	1,368,781	—	2,298,800	—
Allocation of net income (loss)	$177,196	$(369,001)	$968,915	$(411,831)

Denominator:
Basic and diluted weighted average shares outstanding	5,750,000	1,780,625	5,750,000	1,780,625
Basic and diluted net income (loss) per ordinary share	$0.03	$(0.21)	0.17	(0.23)
	For the Six Months Ended June 30, 2024		For the Six Months Ended June, 2023
	Redeemable Class A Shares	Non-Redeemable Class A and Class B Shares	Redeemable Class A Shares	Non-Redeemable Class A and Class B Shares
Basic and diluted net income (loss) per ordinary shares
Numerator:
Allocation of net loss	(3,031,625)	(938,814)	(1,200,152)	(649,350)
Accretion of redeemable ordinary shares to redemption value	3,922,138	—	2,388,602	—
Allocation of net income (loss)	$890,513	$(938,814)	$1,188,450	$(649,350)

Denominator:
Basic and diluted weighted average shares outstanding	5,750,000	1,780,625	2,986,188	1,615,698
Basic and diluted net income (loss) per ordinary share	$0.15	$(0.53)	0.40	(0.40)
The net income (loss) per share presented in the consolidated statements of operations is based on the following:
	For the Year Ended December 31, 2023	For the Period from March 11, 2022 (Inception) through December 31, 2022
Net income (loss)	$1,308,097	$(66,302)
Accretion of redeemable ordinary shares to redemption value	(7,418,245)	—
Net loss including accretion of redeemable ordinary shares to redemption value	$(6,110,148)	$(66,302)
	For the Year Ended December 31, 2023		For the period from March 11, 2022 (inception) through December 31, 2022
	Redeemable Class A Shares	Non-Redeemable Class A and Class B Shares	Redeemable Class A Shares	Non-Redeemable Class A and Class B Shares
Basic and diluted net income (loss) per ordinary shares
Numerator:
Allocation of net loss	$(4,402,405)	$(1,707,743)	$—	$(66,302)
Accretion of redeemable ordinary shares to redemption value	7,418,245	—	—	—
Allocation of net income (loss)	$3,015,840	$(1,707,743)	$—	$(66,302)

Denominator:
Basic and diluted weighted average shares outstanding	4,379,452	1,698,839	—	1,250,000
Basic and diluted net income (loss) per ordinary share	0.69	(1.01)	—	(0.05)